TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A				12.00%	16.00%	15.00%	15.00%
Preferred Income tax rate for Development Zone A				6.00%	9.00%	10.00%	10.00%
Maximum tax rate on dividends distributed from Preferred Income.				15.00%
Corporate tax rate for Israel			25.00%	26.50%	26.50%
U.S. subsidiaries tax rate, federal and state			38.00%	38.00%	38.00%
Deferred tax asset, state operating loss carryforward			$ 3,409	$ 3,449
Deferred tax asset, capital loss carryforward			347	$ 693
Tax Year 2017 [Member]
Income Taxes [Line Items]
Reduction of corporate tax rate		24.00%
Tax Year 2018 [Member]
Income Taxes [Line Items]
Reduction of corporate tax rate		23.00%
Subsequent Event [Member]
Income Taxes [Line Items]
Reduction of corporate tax rate	25.00%
Uniform tax rate for Development Zone A	7.50%
U.S. Subsidiary [Member]
Income Taxes [Line Items]
Deferred tax asset, state operating loss carryforward			$ 1,454
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A			16.00%	16.00%	16.00%	15.00%	15.00%
Deferred tax asset, capital loss carryforward			$ 1,495
Turbo chrome [Member]
Income Taxes [Line Items]
Preferred Income tax rate for Development Zone A			9.00%	9.00%	9.00%	10.00%	10.00%